Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 09, 2024
C000251456 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,018	$ 9,573	$ 9,098	$ 9,473	$ 10,163	$ 10,769	$ 10,443	$ 11,183	$ 10,319	$ 10,601	$ 10,000
Solactive GBS United States All Cap Index ($11,469) [Member]
Account Value [Line Items]
Accumulated Value	11,469	10,908	10,247	10,314	10,962	11,180	10,837	11,175	10,481	10,559	10,000
Research Affiliates Deletions Index ($10,015) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,015	$ 9,569	$ 9,087	$ 9,464	$ 10,155	$ 10,763	$ 10,435	$ 11,190	$ 10,321	$ 10,602	$ 10,000